Schedule I-Summary of Investments Other -Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2012
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I-Summary of Investments Other-Than-Investments in Related Parties

Union Security Insurance Company
at December 31, 2012
Schedule I — Summary of Investments Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in Balance Sheet
	(in thousands)
Fixed maturity securities:
United States Government and government agencies and authorities	$2,725	$3,120	$3,120
States, municipalities and political subdivisions	48,315	53,435	53,435
Foreign governments	25,908	28,885	28,885
Asset-backed	950	983	983
Commercial mortgage-backed	6,403	7,022	7,022
Residential mortgage-backed	78,868	87,214	87,214
Corporate	2,277,882	2,744,841	2,744,841
Total fixed maturity securities	2,441,051	2,925,500	2,925,500
Equity securities:
Common stocks	92	297	297
Non-redeemable preferred stocks	76,716	90,796	90,796
Total equity securities	76,808	91,093	91,093
Commercial mortgage loans on real estate, at amortized cost	628,506	704,414	628,506
Policy loans	12,802	12,802	12,802
Short-term investments	40,317	40,317	40,317
Collateral held/pledged under securities agreements	42,534	42,540	42,540
Other investments	109,547	109,547	109,547
Total investments	$3,351,565	$3,926,213	$3,850,305